Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$934,809.99

Principal:
Principal Collections	$12,718,032.30
Prepayments in Full	$5,500,340.68
Liquidation Proceeds	$174,326.15
Recoveries	$55,598.55
Sub Total	$18,448,297.68
Collections	$19,383,107.67

Purchase Amounts:
Purchase Amounts Related to Principal	$437,101.77
Purchase Amounts Related to Interest	$2,213.61
Sub Total	$439,315.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,822,423.05

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,822,423.05
Servicing Fee	$245,372.83	$245,372.83	$0.00	$0.00	$19,577,050.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,577,050.22
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,577,050.22
Interest - Class A-3 Notes	$24,043.38	$24,043.38	$0.00	$0.00	$19,553,006.84
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$19,405,968.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,405,968.34
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$19,338,494.59
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,338,494.59
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$19,288,508.76
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,288,508.76
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$19,225,368.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,225,368.76
Regular Principal Payment	$18,293,236.98	$18,293,236.98	$0.00	$0.00	$932,131.78
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$932,131.78
Residual Released to Depositor	$0.00	$932,131.78	$0.00	$0.00	$0.00
Total		$19,822,423.05

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$18,293,236.98
Total					$18,293,236.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$18,293,236.98	$38.52	$24,043.38	$0.05	$18,317,280.36	$38.57
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$18,293,236.98	$11.36	$351,681.46	$0.22	$18,644,918.44	$11.58

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$36,521,593.91	0.0769038	$18,228,356.93	0.0383836
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$283,791,593.91	0.1762604	$265,498,356.93	0.1648986

Pool Information
Weighted Average APR	3.932%	3.937%
Weighted Average Remaining Term	26.12	25.34
Number of Receivables Outstanding	27,396	26,470
Pool Balance	$294,447,398.09	$275,310,434.09
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$283,791,593.91	$265,498,356.93
Pool Factor	0.1788652	0.1672402

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$9,812,077.16
Targeted Overcollateralization Amount	$9,812,077.16
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,812,077.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		108	$307,163.10
(Recoveries)		110	$55,598.55
Net Loss for Current Collection Period			$251,564.55
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0252%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.6885%
Second Preceding Collection Period			0.7913%
Preceding Collection Period			0.3767%
Current Collection Period			1.0597%
Four Month Average (Current and Preceding Three Collection Periods)			0.7290%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,606	$10,147,478.43
(Cumulative Recoveries)			$1,565,140.47
Cumulative Net Loss for All Collection Periods			$8,582,337.96
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5213%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,203.10
Average Net Loss for Receivables that have experienced a Realized Loss			$1,863.30

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.47%	478	$6,789,831.19
61-90 Days Delinquent	0.32%	59	$877,964.76
91-120 Days Delinquent	0.06%	9	$177,169.61
Over 120 Days Delinquent	0.37%	55	$1,008,317.80
Total Delinquent Receivables	3.22%	601	$8,853,283.36

Repossession Inventory:
Repossessed in the Current Collection Period		13	$203,077.60
Total Repossessed Inventory		23	$393,010.73

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3986%
Preceding Collection Period			0.4636%
Current Collection Period			0.4647%
Three Month Average			0.4423%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	36

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer